Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents (Note 12)	$ 1,026	$ 1,734
Current income taxes receivable	95	78
Trade and settlement receivables	1,062	1,180
Inventories (Note 13)	1,981	2,065
Prepaids and other current assets	331	260
Total current assets	4,495	5,317
Financial and other assets (Note 14)	1,109	907
Investments in associates and joint ventures (Note 15)	1,079	1,071
Property, plant and equipment (Note 8, Note 16 and Note 20(a))	31,355
Property, plant and equipment (Note 8, Note 16 and Note 20(a))		31,050
Deferred income tax assets (Note 21)	211	160
Goodwill (Note 8 and Note 17)	1,101	1,121
TOTAL ASSETS	39,350	39,626
Current liabilities
Trade accounts payable and other liabilities (Note 18)	2,498	2,333
Current portion of debt (Note 19)	29	0
Current portion of lease liabilities (Note 20(b))	160	32
Current income taxes payable	89	151
Total current liabilities	2,776	2,516
Debt (Note 19)	4,133	5,181
Lease liabilities (Note 20(b))	512	306
QB2 advances from SMM/SC (Note 5(b))	912	0
Deferred income tax liabilities (Note 21)	5,902	6,331
Retirement benefit liabilities (Note 22)	505	482
Provisions and other liabilities (Note 23)	2,536	1,792
Total liabilities	17,276	16,608
Equity
Attributable to shareholders of the company	21,304	22,884
Attributable to non-controlling interests (Note 25)	770	134
Total equity	22,074	23,018
Total equity and liabilities	$ 39,350	$ 39,626